Derivative Liabilities	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

NOTE 9 — DERIVATIVE LIABILITIES

The following table presents changes in the fair value of the derivative warrant liability during the year (in thousands)

Balance as of January 1, 2020	$0
Fair value of warrant liability to be issued to third-party upon IPO (note 9a)	62
Change in fair value	75
Balance as of December 31, 2021	137
Issuance of warrants in connection with the IPO	8,220
Change in fair value	(2,822)
Classification to additional paid in capital	(3,319)
Balance as of December 31, 2022	(2,216)

a.	As detailed in Note 8b , the Group received two loans of $375 thousands each from third parties. As part of the loan agreements, the lenders were entitled to receive warrants in the event of an initial public offering at a conversion price equal to the IPO issuance price.

Management determined that the obligation to issue a variable number of shares represents a derivative liability. The proceeds from the lender were first allocated to the derivate liability based on its fair value at the date of issuance in an amount of $62 thousands, with a corresponding discount recorded on the third-party loan. The derivate liability was revalued at each period-end and amounted to $137 thousand as of December 31, 2021.

Effective as of August 30, 2022, the closing date of the IPO, and pursuant to the loan agreements (the “Issuance Date”), the Company issued warrants to the lenders to purchase up to 60,096   Ordinary Shares, exercisable at an exercise price of $4.04 per share, exercisable for three years following the IPO. The warrants have cashless exercise mechanism.

On the issuance date of the warrants, all conditions for equity classification under U.S. GAAP were met, and as such, the fair value of the warrants as of the issuance date were reclassified to equity.

b.	In connection with the IPO (including the partial exercise of over-allotment option), the Company sold 3,717,473 units at a public offering price of $4.16 per unit, with each unit consisting of one of ordinary share, no par value per share (“Ordinary Share”), and one warrant (“IPO Warrant”), to purchase one Ordinary Share, at an initial exercise price of $4.04 per Ordinary Share. Additionally, the Company issued and sold 3,717,473 ordinary shares, no par value per share (“Ordinary Shares”), warrants to purchase up to 4,143,385 Ordinary Shares (“IPO Warrants”) and warrants issued to the underwriter in the offering to purchase up to 185,873 Ordinary Shares at an exercise price of $5.20 per Ordinary Share (“Underwriter’s Warrants”). The underwriter partially exercised its right to purchase an additional 425,912 warrants for total consideration of $4 thousands. The Company received net proceeds of $13.4 million after deducting issuance costs of $2.1 million.

On September 7, 2022, the Company’s volume weighted average stock price was less than the exercise floor of $4.04 for the Warrants. Accordingly, effective after the closing of trading on November 28, 2022 (the 90th calendar day immediately following the issuance date of the IPO Warrants), the IPO Warrants were adjusted (“As-Adjusted IPO Warrants”) pursuant to their terms, including, but not limited to, the reduction of the exercise price of the IPO Warrants to $2.02. Additionally, Additional Warrants were issued to each qualified buyer who continued to hold at least 120,192 IPO Warrants as of November 28, 2022. Accordingly, the Company issued Additional Warrants to purchase 2,824,525 Ordinary Shares. Each Additional Warrant has substantially the same terms as the As-Adjusted IPO Warrant; provided, however, that the term of each Additional Warrant will be five (5) years from the issuance date and such Additional Warrant will not be listed on any securities exchange. Each Additional Warrant holder will receive semi-annual payments based on revenues during the period. The total annual payment depends on the amount of the Additional Warrants outstanding. As of December 31, 2022, the payment will be equal to approximately 2.3% of the Company’s revenues for the period November 28, 2022 until December 31,2022. The Company determined that the Additional Warrants preclude equity classification. The derivative liability is recorded at fair value and amounted to $2,216 thousands as of December 31, 2022.

Given their contractual terms, from the issuance date and up until the 90th day immediately following issuance, the IPO warrants did not meet the U.S. GAAP definition for equity classification. As such, they were classified as a liability up until November 28, 2022.Upon issuance, the IPO Warrants (which included the right to issue Additional Warrants) were accounted for as derivative instrument which was classified as a liability and measured at fair value through profit or loss. The fair value was $8,245 thousands.

On November 28, 2022, following the adjustment to the exercise price and issuance of the Additional Warrants, the Company determined that all conditions for equity classification under U.S. GAAP were met for the IPO Warrants, and as such, the fair value of the IPO warrants as of November 28, 2022 at the amount of $3,319 thousands, was recorded as a component of Company’s shareholder’s equity. The value of the IPO Warrants upon issuance and the Additional Warrants upon issuance and at year-end was calculated based on the binomial option pricing model.

During 2022, an amount of $2,710 thousands was recorded as finance income to account for the change in the value of the IPO Warrants and Additional Warrants value during the period.

The following table lists the significant unobservable inputs used for calculation of fair value of the IPO Warrants and Additional Warrants during the year:

2022
Expected volatility	77.57%-78.89%
Exercise price	$2.02-4.04
Share price	$1.53-1.865
Risk-free interest rate	3.27%-4.04%
Dividend yield	-
Expected life	3-4.74
WACC	21.5%-23.3%

Additionally, the revenue forecast over the life of the Additional Warrants is a significant input in determining the price of the Additional Warrants as of December 31, 2022.